Note 11 - Other Borrowed Money - Aggregate Stated Maturities (Details) - Other Borrowings [Member]	Dec. 31, 2017 USD ($)
2018	$ 4,000,000
2019	5,000,000
2020	2,500,000
2021
2022	27,000,000
2023 and Thereafter	9,000,000
$ 47,500,000